CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jul. 02, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 25.7	$ 3.7	$ 87.5	$ 96.3	$ 162.9
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17.6	16.2	32.2	32.4	26.6
Non-cash share-based compensation	5.4	3.4	8.0	4.6	3.2
Impairment on investment	0.7		0.0	0.0	0.8
Amortization of terminated derivatives		1.6	1.6	10.0	10.3
Amortization of debt issuance costs	1.3	1.3	2.6	2.8	2.8
Equity in earnings of non-consolidated entities			(0.1)	(0.2)
Write-off of debt issuance costs and other non-operating items					1.2
Gain on sale of Fathom Events					(26.0)
Other		0.1	0.4
Cash distributions from non-consolidated entities			0.2
Changes in operating assets and liabilities:
Receivables, net	20.6	(12.0)	(35.5)	2.7	(22.0)
Accounts payable and accrued expenses	(6.7)	(1.5)	5.0	(9.1)	6.9
Amounts due to founding members and managing member	(4.3)	(0.4)	3.2	0.8	3.5
Deferred revenue	4.1	4.9	1.7	3.8	(1.0)
Other, net	(1.0)	(0.7)	0.7	(0.7)	(0.7)
Net cash provided by operating activities	63.4	16.6	107.5	143.4	168.5
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(6.6)	(4.8)	(12.6)	(8.7)	(10.1)
Purchases of intangible assets from network affiliates	(1.1)	(0.9)	(2.7)	(3.0)	(8.9)
Proceeds from note receivable - founding members			4.2	4.2
Net cash used in investing activities	(7.7)	(5.7)	(11.1)	(7.5)	(19.0)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	93.0	113.0	215.0	138.0	59.0
Repayments of borrowings	(87.0)	(70.0)	(171.0)	(136.0)	(48.0)
Payment of debt issuance costs	(0.3)			(0.6)	(3.4)
Founding member integration payments	1.0	1.1	2.6	2.1	2.1
Distributions to founding members and managing member	(59.6)	(60.6)	(151.5)	(143.3)	(176.6)
Unit settlement for share-based compensation	0.3	1.1	1.3	0.8	20.3
Net cash used in financing activities	(52.6)	(15.4)	(103.6)	(139.0)	(146.6)
CHANGE IN CASH AND CASH EQUIVALENTS	3.1	(4.5)	(7.2)	(3.1)	2.9
CASH AND CASH EQUIVALENTS:
Beginning of period	3.0	10.2	10.2	13.3	10.4
End of period	6.1	5.7	3.0	10.2	13.3
Supplemental disclosure of non-cash financing and investing activity:
Purchase of an intangible asset with NCM LLC equity	21.1	31.4	100.7	16.4	221.6
Accrued distributions to founding members and managing member	14.9	45.8	57.6	60.6	57.5
Operating segment sold under notes receivable					25.0
Increase in cost and equity method investments	2.0	1.7	3.1	1.2	0.3
Supplemental disclosure of cash flow information:
Cash paid for interest	25.5	$ 24.8	$ 49.7	$ 49.9	49.3
Cash paid for income taxes, net of refunds	$ 0.2				$ 0.1